Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	ARDAGH METAL PACKAGING S.A.
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001845097
Amendment Flag	false